CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 1,846,704	$ 137,637
Accounts receivable, net of allowances of $483,349 and $381,234 at December 31, 2015 and 2014, respectively	1,079,145	1,811,006
Inventories, net	2,784,610	1,724,507
Prepaid expenses and other current assets	381,205	270,263
Total current assets	6,091,664	3,943,413
Equipment, net	205,132	67,142
Other assets	573,049	0
Total assets	$ 6,869,845	4,010,555
Current liabilities
Bank credit line		840,585
Accounts payable	$ 1,423,503	726,627
Accrued expenses	292,756	284,736
Total current liabilities	1,716,259	1,851,948
Total liabilities	$ 1,716,259	$ 1,851,948
Commitments and contingencies (Note 6)
Stockholders' equity
Common stock: Authorized: 25,000,000 shares at $0.01 par value Issued and outstanding: 13,477,803 shares and 7,982,704 shares at December 31, 2015 and 2014, respectively	$ 134,778	$ 79,827
Additional paid-in capital	37,965,230	34,192,066
Accumulated deficit	(32,946,422)	(32,113,286)
Total stockholders' equity	5,153,586	2,158,607
Total liabilities and stockholders' equity	$ 6,869,845	$ 4,010,555